Derivatives - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Fair value, Derivative assets	$ 143,807	$ 61,072
Fair value, Derivative liabilities	$ 61,434	$ 66,237
Derivative blended weighted average pullthrough rate	88.00%	92.00%
United Wholesale Mortgage L L C [Member]
Derivative [Line Items]
Fair value, Derivative assets		$ 61,072	$ 24,689
Fair value, Derivative liabilities		66,237	22,409
Fair Value		$ (5,164)	$ 2,280
Derivative blended weighted average pullthrough rate		92.00%	81.00%
IRLCs
Derivative [Line Items]
Fair value, Derivative assets	$ 14,476	$ 60,248
Fair value, Derivative liabilities	50,510	670
Notional Amount	16,908,591	10,594,329
IRLCs | United Wholesale Mortgage L L C [Member]
Derivative [Line Items]
Fair Value		59,579	$ 16,786
Notional Amount		10,594,329	6,727,739
FLSCs
Derivative [Line Items]
Fair value, Derivative assets	129,331	824
Fair value, Derivative liabilities	10,924	65,567
Notional Amount	$ 27,265,436	16,602,739
FLSCs | United Wholesale Mortgage L L C [Member]
Derivative [Line Items]
Fair Value		(64,743)	(14,506)
Notional Amount		$ 16,602,739	$ 10,674,680